Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Supplemental cash flow information [Text Block]

19. Supplemental cash flow information

The following table summarizes the changes in non‐cash working capital for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	$	$
Receivables and receivable due from related party	678	5,643
Prepaid expenses and deposits	(9)	10
Accounts payable, accrued liabilities and payable due to related party	1,206	1,445
Change in non-cash working capital	1,875	7,098